Segments - Summary of Revenue by Geographic Areas (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 0	$ 0	$ 56,693	$ 31,299
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	0	29,862	20,466
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	0	14,454	3,704
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 0	$ 0	$ 12,377	$ 7,129